Intangible assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	$ 36,120
Intangible assets at end of period	27,519	$ 36,120
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	18,544	16,626
Exchange differences	(4,235)	1,918
Additions	0	0
Amortization charge	0	0
Intangible assets at end of period	14,309	18,544
Goodwill | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	18,544	16,626
Intangible assets at end of period	14,309	18,544
Goodwill | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	0	0
Intangible assets at end of period	0	0
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	7,742	6,485
Exchange differences	(1,631)	732
Additions	1,284	2,306
Amortization charge	(1,353)	(1,781)
Intangible assets at end of period	6,042	7,742
Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	17,255	14,217
Intangible assets at end of period	16,908	17,255
Software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(9,513)	(7,732)
Intangible assets at end of period	(10,866)	(9,513)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	9,101	8,191
Exchange differences	(2,354)	900
Additions	0	423
Amortization charge	(316)	(413)
Intangible assets at end of period	6,431	9,101
Trademarks | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	11,848	10,525
Intangible assets at end of period	9,494	11,848
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(2,747)	(2,334)
Intangible assets at end of period	(3,063)	(2,747)
Others
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	733	35
Exchange differences	58	1
Additions	7	768
Amortization charge	(61)	(71)
Intangible assets at end of period	737	733
Others | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	1,279	510
Intangible assets at end of period	1,344	1,279
Others | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(546)	(475)
Intangible assets at end of period	(607)	(546)
Intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	36,120	31,337
Exchange differences	(8,162)	3,551
Additions	1,291	3,497
Amortization charge	(1,730)	(2,265)
Intangible assets at end of period	27,519	36,120
Intangible assets | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	48,926	41,878
Intangible assets at end of period	42,055	48,926
Intangible assets | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(12,806)	(10,541)
Intangible assets at end of period	$ (14,536)	$ (12,806)